Note 17 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capital Shares, Number (in shares)	50,610,676	47,549,376
Capital Shares, Amount	$ 1,472,218	$ 1,127,034
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	49,284,982	46,223,682
Capital Shares, Amount	$ 1,471,845	$ 1,126,661
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373